Results From Financial Transactions - Summary of Ineffective Portion of Hedge Transactions (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about hedged items [line items]
Ineffectiveness cash flow hedges	€ 62	€ 113	€ 37
Total	7	2	12
Non-cash changes [member]
Disclosure of detailed information about hedged items [line items]
Ineffectiveness cash flow hedges	5	3	7
Total	7	2	12
Cash flow hedges [member]
Disclosure of detailed information about hedged items [line items]
Ineffectiveness cash flow hedges	2		5
Hedged item [member]
Disclosure of detailed information about hedged items [line items]
Fair value change on hedged items in a fair value hedge	(8)	15	35
Hedging instrument [member]
Disclosure of detailed information about hedged items [line items]
Fair value change on hedged items in a fair value hedge	€ 13	€ (12)	€ (29)